Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Cash Flows [Abstract]
Net (loss) income	$ (2,348)	$ (127,711)	$ (220,839)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation	78,093	63,433	52,728
Amortization of deferred charges	1,415	1,345	1,562
(Gain) loss on sale of assets and amortization of deferred gains	312	(300)	10,788
Loss on sale of marketable securities	0	203	0
Impairment loss on vessels and newbuildings	1,066	985	152,597
Equity award expenses (gain)	576	86	(10)
Bargain purchase gain arising on consolidation	0	0	(78,876)
Equity results of associated companies, including impairment	(4,620)	381	433
Impairment of associated companies	0	2,142	4,600
Gain on purchase of associated companies	0	(24)	0
Amortization of charter party-out contracts	19,333	27,277	23,714
Amortization of charter party-in contracts	(672)	(674)	(1,399)
Amortization of other fair value adjustments, net, arising on the Merger	10,360	9,434	6,479
Mark to market (gain) loss on derivatives	(1,851)	(3,363)	2,429
Provision for onerous contracts	29	(2,370)	2,370
Provision for doubtful debts	0	199	512
Provision for uncollectible receivables	0	1,800	4,729
Impairment loss on marketable securities	0	10,050	23,323
Other	(1,019)	0	0
Changes in operating assets and liabilities, net of acquisition:
Trade accounts receivable, net	(8,608)	(5,323)	(5,039)
Related party balances,net	1,281	1,883	(5,080)
Other receivables	(14,034)	5,255	(3,321)
Inventories	(2,188)	(2,797)	7,705
Voyages in progress	(5,064)	(2,308)	(367)
Prepaid expenses and accrued income	(2,063)	(837)	11,627
Other long term assets	(3,634)	(5,365)	0
Trade accounts payables	2,519	348	(5,445)
Accrued expenses	6,543	(11)	(6,597)
Other current liabilities	17,336	2,715	6,647
Other long term liabilities	778	494	(97)
Net cash (used in) provided by operating activities	93,539	(23,053)	(14,827)
Investing activities
Changes in restricted cash	(8,843)	(5,240)	4,052
Dividends from associated companies	7,556	256	88
Dividends received from investments	1,606	0	0
Purchase of investment in associated companies	(1,000)	(754)	0
Purchase of marketable securities	0	0	(32,159)
Additions to newbuildings	(152,130)	(267,341)	(518,989)
Refund of newbuilding installments	0	0	40,148
Cash acquired upon purchase of SPC's	0	0	108,645
Cash acquired upon merger with Former Golden Ocean	0		129,084
Purchase of vessels and equipment	(7,418)	(194)	(24)
Proceeds from sale of vessels	134,190	97,837	381,723
Proceeds from the sale of marketable securities	0	125	0
Net cash provided by (used in) investing activities	(26,039)	(175,311)	112,568
Financing activities
Proceeds from long-term debt	75,000	142,200	215,975
Repayment of long-term debt	(163,770)	(22,219)	(244,338)
Repayment of capital leases	(4,858)	(15,749)	(5,157)
Debt fees paid	(308)	(898)	(3,825)
Net proceeds from share issuance	122,523	205,355	0
Net cash provided by (used in) financing activities	28,587	308,689	(37,345)
Net change in cash and cash equivalents	96,087	110,325	60,396
Cash and cash equivalents at beginning of year	212,942	102,617	42,221
Cash and cash equivalents at end of year	309,029	212,942	102,617
Supplemental disclosure of cash flow information:
Interest paid, net of capitalized interest	55,920	38,075	26,358
Income taxes paid	$ 0	$ 0	$ 266